OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES
OTHER LIABILITIES
An analysis of other liabilities is as follows:

	At December 31,
	2019	2018
	(€ thousand)
Deferred income	275,439	271,817
Advances and security deposits	348,899	145,394
Accrued expenses	85,965	81,408
Payables to personnel	28,272	25,434
Social security payables	20,334	18,209
Other	41,106	47,481
Total other liabilities	800,015	589,743

Deferred income primarily includes amounts received under maintenance and power warranty programs of €219,209 thousand at December 31, 2019 and €204,987 thousand at December 31, 2018, which are deferred and recognized as revenues over the length of the related program term. Of the total liability related to maintenance and power warranty programs as of December 31, 2019, the Group expects to recognize in net revenues approximately €61 million in 2020, €44 million in 2021, €35 million in 2022 and €79 million afterwards. Deferred income also includes amounts collected under various other agreements, which are dependent upon the future performance of a service or other act of the Group.

Advances and security deposits at December 31, 2019 and at December 31, 2018 primarily include advances received from clients for the purchase of our hypercars and limited edition cars, and at December 31, 2019 also our Icona cars. Upon shipment of such cars, the advances are recognized as revenue. The increase primarily relates to advances received for the Ferrari Monza SP1 and SP2. Of the total contract liability related to advances as of December 31, 2019, the Group expects to recognize the entire amount within net revenues in 2020 and 2021.

Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At January 1, 2019	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2019
	(€ thousand)
Maintenance and power warranty programs	204,987	90,998	(76,776)	—	219,209
Advances from customers	139,852	377,950	(176,623)	44	341,223

An analysis of other liabilities (excluding accrued expenses and deferred income) by due date is as follows:

	At December 31,
	2019				2018
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Total other liabilities (excluding accrued expenses and deferred income)	422,462	10,083	6,066	438,611	223,138	6,960	6,420	236,518